Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares
2012 Plan [Member] | Grants In Two Thousand And Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	2.31%
Contractual term	10 years
Volatility	61.70%
Dividend yield	0.00%
Exercise price	$ 0.0327
2012 Plan [Member] | Grants In Two Thousand And Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return	3.09%
Contractual term	10 years
Volatility	54.40%
Dividend yield	0.00%
Exercise price	$ 0.1404
2012 Plan [Member] | Grants In Two Thousand And Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.44%
Risk-free interest rate of return, maximum	3.25%
Contractual term	10 years
Volatility, minimum	53.70%
Volatility, maximum	57.50%
Dividend yield	0.00%
2014 Plan [Member] | Grants In Two Thousand And Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	2.15%
Risk-free interest rate of return, maximum	2.19%
Contractual term	10 years
Volatility, minimum	55.30%
Volatility, maximum	55.70%
Dividend yield	0.00%
Exercise price	$ 0.0002
Momo BVI Share Incentive Plan [Member] | Grants In Two Thousand And Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	1.55%
Risk-free interest rate of return, maximum	1.82%
Contractual term	10 years
Volatility, minimum	55.30%
Volatility, maximum	57.20%
Dividend yield	0.00%
Minimum [Member] | 2012 Plan [Member] | Grants In Two Thousand And Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.0002
Minimum [Member] | Momo BVI Share Incentive Plan [Member] | Grants In Two Thousand And Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.10
Maximum [Member] | 2012 Plan [Member] | Grants In Two Thousand And Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	0.1404
Maximum [Member] | Momo BVI Share Incentive Plan [Member] | Grants In Two Thousand And Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.11